RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Brookfield Renewables restricted cash as at December 31 is as follows:
(MILLIONS)	Note	2018	2017
Operations		$119	$195
Credit obligations		60	85
Capital expenditures and development projects		2	4
Total		181	284
Less: non-current	23	(45)	(103)
Current		$136	$181